Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant customers individual revenues	significant customers with individual percentage of total revenues equaling 10%
Significant customers accounts receivable	significant customers representing 10% or greater of accounts receivable
Significant vendors cost and expenses	significant vendors representing 10% or greater of cost and expense
Ownership percentage	100.00%	100.00%
Customer [Member]
Ownership percentage	100.00%
Vendor [Member]
Ownership percentage	100.00%